Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stock Options Activity
The following is a summary of Elbit Systems' options activity under the equity incentive plans:

	Number of options 2024	Weighted average exercise price 2024	Number of options 2023	Weighted average exercise price 2023
Outstanding - beginning of the year	1,452,821	163.30	1,728,106	156.66
Granted	1,743,650	201.53	76,100	182.06
Exercised	(293,049)	156.89	(312,085)	129.04
Forfeited	(40,340)	187.20	(39,300)	180.54
Outstanding - end of the year	2,863,082	186.90	1,452,821	163.30

Options Outstanding Separated into Ranges of Exercise Prices
The options outstanding as of December 31, 2024, have been separated into ranges of exercise prices, as follows:
Options outstanding:

Exercise price	Number of Options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
134.34 - 247.74	2,863,082	2.92	$186.90

Compensation Expenses Before Tax
Compensation expenses related to the Equity Incentive Plans amounted to $15,760, $12,141 and $10,463 for the three years ended December 31, 2024, 2023 and 2022 respectively, which were recognized, as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Cost of revenues	$2,365	$1,822	$1,570
General and administration expenses	13,395	10,319	8,893
	$15,760	$12,141	$10,463
The Company recorded an amount of approximately $1,101, $10,589 and $62,090, during the three years ended December 31, 2024, 2023 and 2022, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Cost of revenues	$575	$6,164	$34,778
General and administration expenses	460	2,635	15,537
Marketing and selling	66	1,790	11,775
	$1,101	$10,589	$62,090

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Net income to shareholders of ordinary shares Year ended December 31, 2024	Weighted average number of shares (*) Year ended December 31, 2024	Per share amount Year ended December 31, 2024	Net income to shareholders of ordinary shares Year ended December 31, 2023	Weighted average number of shares (*) Year ended December 31, 2023	Per share amount Year ended December 31, 2023
Basic net earnings	$321,138	44,480	$7.22	$215,131	44,375	$4.85
Effect of dilutive securities:
Employee stock options	—	229	(0.04)	—	217	(0.03)
Diluted net earnings	$321,138	44,709	$7.18	$215,131	44,592	$4.82
(*) In thousands